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April 17, 2007
Mark Webb,
     Legal Branch Chief,
          Securities and Exchange Commission,
               Division of Corporation Finance,
                    100 F Street, NE,
                         Washington, DC 20549.
                     Re:     The Bank of New York Mellon Corporation —
                               Amendment No. 1 to Registration Statement on Form S-4 Filed
                               April 2, 2007 (File No. 333-140863)
Dear Mr. Webb:
          Thank you for providing us with the Staff’s comments on the above-captioned filing, which were contained in your letter of April 13, 2007 (the “Comment Letter”). This letter provides the responses to those comments of The Bank of New York Company, Inc. (“Bank of New York”), Mellon Financial Corporation (“Mellon”) and The Bank of New York Mellon Corporation (“Newco”). In response to the Comment Letter Newco has filed an Amendment No. 2 to the above-referenced Registration Statement on Form S-4 (“Amendment No. 2”). For your convenience, we will deliver to the Staff separately four marked copies of Amendment No. 2, which have been marked to show changes made to the Registration Statement on Form S-4, as well as four unmarked copies of Amendment No. 2.
          We have repeated the items in the Comment Letter below in bold-face type to facilitate your review, followed by our responses in regular type. The numbers correspond to the numbers in the Comment Letter.
General
1.	We note your response to our former comment [4] we cannot concur that investors will find this analysis immaterial, please disclose the information contained in the “Sensitivity Analysis.”

Mark Webb	-2-
     In response to the Staff’s comment, the disclosure on pages 46-47 of Amendment No. 2 has been revised.
Summary, page 1
2.	Please provide aggregate numbers for the benefits to officers and directors under the subheading “Certain Executive Officers and Directors” on page 6.
     In response to the Staff’s comment, the disclosure on page 7 of Amendment No. 2 has been revised.
Background of the Transaction, page 34
3.	Please revise to disclose the negotiation of the principal terms of the transaction, including pricing.
     In response to the Staff’s comment, the disclosure on pages 35-38 of Amendment No. 2 has been revised.
Bank of New York’s Reasons, page 40
4.	We note your response to our former comment 9 and the disclosure that management has evaluated the analysis of Goldman Sachs in its entirety; however, in order to justify the Board’s recommendations to shareholders, the Board must acknowledge each line item presented in the prospectus that conflicts with its recommendation and explain to shareholders why it is recommending the transaction in spite of such data. Therefore we reissue our former comment 9.
     In response to the Staff’s comment, the disclosure on page 42 of Amendment No. 2 has been revised.
Mellon’s Reasons for the Transaction, page 44
5.	We note your response to our former comment 11 and the disclosure that management has evaluated the analysis of UBS and Lazard in its entirety; however, in order to justify the Board’s recommendations to shareholders, the Board must acknowledge each line item presented in the prospectus that conflicts with its recommendation and explain to shareholders why it is recommending the transaction in spite of such data. Therefore we reissue our former comment 11.
     In response to the Staff’s comment, the disclosure on pages 45-46 of Amendment No. 2 has been revised.

Mark Webb	-3-
Opinion of Bank of New York’s Financial Advisor, page 72
6.	We note your response to our former comment 14; however, you have not addressed the total compensation paid to Goldman Sachs and its affiliates by Bank of New York and its affiliates in the past two years. Therefore, we reissue comment 14 requesting that you disclose the total compensation and not just fees paid in connection with investment banking services.

In response to the Staff’s comment, the disclosure on page 75 of Amendment No. 2 has been revised.
Summary of Joint Financial Analyses of Mellon’s Financial Advisors, page 73
7.	We note your response to our former comment 15; however, you have not addressed the total compensation paid to UBS and its affiliates and Lazard and its affiliates by Mellon and its affiliates in the past two years. Therefore, we reissue comment 15 requesting that you disclose the total compensation and not just fees paid in connection with investment banking services.

In response to the Staff’s comment, the disclosure on page 83 of Amendment No. 2 has been revised.
Comparison of Shareholders’ Rights, page 100
8.	We note your response to our former comment 19; however, you have failed to revise the disclosure in the second paragraph of page 100, as requested, by removing the qualification by reference. Please revise this disclosure accordingly.
     In response to the Staff’s comment, the disclosure on page 103 of Amendment No. 2 has been revised.
     Finally, in response to the Staff’s request communicated by Kathryn McHale telephonically, regarding language in the proxy statements of Bank of New York and Mellon regarding Item 404 of Regulation S-K, we submit the following on behalf of Bank of New York, Mellon and Newco:
Bank of New York
          The Staff is supplementally advised that, in response to the Staff’s comment, Bank of New York will promptly file the following disclosure under a Form 8-K:

Mark Webb	-4-
Item 8.01 Other Events
“In its regular annual meeting proxy statement, the Company reported that “certain of the Company’s subsidiaries have had, and expect to continue to have, banking and fiduciary transactions with a number of the Company’s directors and executive officers and their associates and members of their immediate families. Such transactions are all on terms comparable to similar transactions with others who are not within such group.”
In addition, any such outstanding transaction (including any transaction entered into in fiscal year 2006, any period before fiscal year 2006 or 2007 to the date of the Company’s annual meeting proxy statement):
i.	was made in the ordinary course of business;

ii.	was made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable loans with persons not related to the lender; and

iii.	did not involve more than the normal risk of collectibility or present other unfavorable features.”
Mellon
          The Staff is supplementally advised that the phrase “with other persons” contained in the following disclosure from page 12 of Mellon’s definitive proxy statement is intended to have the same meaning as the phrase “persons not related to the bank” contained in subparagraph (ii) to Instruction 4.c. to Item 404(a) of Regulation S-K.
“Loans and commitments included in such transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and did not involve more than the normal risk of collectibility, nor did they present other unfavorable features.”
Newco
          In all future filings on Schedule 14A, Newco undertakes to comply fully with the applicable disclosure requirements in Item 404 of Regulation S-K, including Instruction 4.c. to Item 404(a).

Mark Webb	-5-
* * *
          Thank you again for your consideration of our responses. If you have any questions or require any additional information, please do not hesitate to contact the undersigned at (212) 558-4960.
Sincerely,
/s/ Mitchell S. Eitel

Mitchell S. Eitel
(Enclosures)

cc:	Kathryn McHale
(Securities and Exchange Commission)

John M. Liftin
(The Bank of New York Company, Inc.)

Carl Krasik
(Mellon Financial Corporation)

Lee A. Meyerson
Maripat Alpuche
(Simpson Thacher & Bartlett LLP)

H. Rodgin Cohen
(Sullivan & Cromwell LLP)